Reconciliation of Liabilities From Financing Activities - Schedule of Reconciliation of Liabilities From Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [Member]
Schedule of Reconciliation of Liabilities From Financing Activities [Line Items]
Balance	$ 735,550	$ 606,061	$ 785,687
Changes from financing cash flows	(724,633)	(721,892)	(730,908)
Interest paid classified as operating cash flows	(53,629)	(23,700)	(48,363)
Remeasurement of lease modifications		866,795
New leases and remeasurement of lease modifications	905,949		549,622
Finance costs accrued	53,629	23,700	48,363
Exchange realignment	25,098	(15,414)	1,660
Balance	$ 941,964	735,550	606,061
Loan notes [Member]
Schedule of Reconciliation of Liabilities From Financing Activities [Line Items]
Balance			8,745,192
Changes from financing cash flows			(27,720,827)
Interest paid classified as operating cash flows
New leases and remeasurement of lease modifications
Finance costs accrued			18,975,635
Exchange realignment
Balance